Acquisitions, Divestitures and Exchanges (Details) $ in Millions	1 Months Ended					3 Months Ended					12 Months Ended
	Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 30, 2017 USD ($)	Feb. 29, 2016 USD ($)
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges											$ 21	$ 21	$ 317
Gain on sale of business and other exit costs											1		114
Gain on license sales and exchanges											22	19	147
Cash paid for licenses											189	53	286
Federal Communications Commission deposit											0	143	$ 0
Other current liabilities								$ 84			90	84
Aggregate license acquisitions
Acquisitions, divestitures and exchanges
Cash paid for licenses											$ 3	53
License acquisition agreement amount								57				$ 57
Auction 1002
Acquisitions, divestitures and exchanges
Cash paid for licenses						$ 186
Federal Communications Commission deposit										$ 143
Licenses won															188
Total winning bid															$ 329
Auction 97
Acquisitions, divestitures and exchanges
Federal Communications Commission deposit														$ 60
Licenses won		124
Total winning bid		$ 338
Designated entity auction discount		25.00%
License exchange 1
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges								(1)
Gain on license sales and exchanges								3
Carrying value of licenses disposed of in exchange								$ 8
License exchange 2
Acquisitions, divestitures and exchanges
Net cash to be received																$ 28
License exchange 2, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges										13
Gain on license sales and exchanges										$ 9
License exchange 2, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges							$ 15
Gain on license sales and exchanges							$ 17
License exchange 3
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges									$ 2
Gain on license sales and exchanges									7
Carrying value of licenses disposed of in exchange									$ 7
License exchange 4
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges		$ 117
Gain on license sales and exchanges		125
Fair value of Licenses received in exchange		$ 43
License exchange 5
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges					$ 28
License exchange 5, first closing
Acquisitions, divestitures and exchanges
Gain on license sales and exchanges				$ 22
Carrying value of licenses disposed of in exchange				11
Fair value of Licenses received in exchange				52
Other current liabilities				18										$ 18
License exchange 5, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges	$ 28
Gain on license sales and exchanges	24
Carrying value of licenses disposed of in exchange	$ 22
Tower sale
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges				$ 159
Number of towers				595										595
Tower sale, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges				$ 10
Gain on sale of business and other exit costs				$ 4
Number of towers				236										236
Tower sale, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges			$ 142
Gain on sale of business and other exit costs			$ 108
Number of towers			359
Earnest money received | Tower sale, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges				$ 8